Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Analysis of the Balances with Related Parties
a) The following is an analysis of the balances with related parties as of December 31, 2022 and 2023. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties.

	2022		2023
Accounts receivable:
Sears Roebuck de México, S.A. de C.V. and Subsidiaries	Ps.	260,584	Ps.	189,724
Sitios Latinoamérica, S.A.B. de C.V.		1,460,897		216,378
Sanborns Hermanos, S.A.		124,157		164,650
Patrimonial Inbursa, S.A.		166,366		206,127
Grupo Condumex, S.A. de C.V. and Subsidiaries		31,857		17,484
Telesites, S.A.B. de C.V. and Subsidiaries		80,677		63,128
Claroshop.com, S.A.P.I de C.V.		31,559		46,459
Other		131,116		167,570

Total	Ps.	2,287,213	Ps.	1,071,520

Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.	2,836,689	Ps.	3,256,535
Grupo Condumex, S.A. de C.V. and Subsidiaries		2,036,371		548,076
Sitios Latinoamérica, S.A.B. de C.V.		960,244		1,031,925
Fianzas Guardiana Inbursa, S.A. de C.V.		437,428		439,437
Claroshop.com, S.A.P.I de C.V.		216,774		122,940
Grupo Financiero Inbursa, S.A.B. de C.V.		102,127		180,718
Seguros Inbursa, S.A. de C.V.		107,389		101,026
Industrial Afiliada, S.A. de C.V..		103,864		469,591
Banco Inbursa, S.A.		20,089		22,438
Promotora Inbursa, S.A. de C.V.		15,174		35,292
Cicsa Perú, S.A.C.		256,344		166,484
Other		131,725		392,364

Total	Ps.	7,224,218	Ps.	6,766,826

Summary of Transactions with Related Parties
b) For the years ended December 31, 2021, 2022 and 2023, the Company conducted the following transactions with related parties:

	2021		2022		2023
Capex and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	13,524,989	Ps.	13,107,483	Ps.	10,499,209
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		4,336,133		2,654,774		4,911,513
Associated costs for towers sale (iii)		—		360,073		1,751,405
Rent of towers		—		475,749		937,763
Other services		1,636,402		1,890,921		1,903,476

	Ps.	19,497,524	Ps.	18,489,000	Ps.	20,003,366

Revenues:
Service revenues (iv)	Ps.	714,148	Ps.	756,347	Ps.	1,153,877
Sales of towers (v)		6,943,400		3,323,594		8,546,615
Sales of equipment		685,781		1,153,439		2,225,521

	Ps.	8,343,329	Ps.	5,233,380	Ps.	11,926,013

i)
In 2023, this amount includes Ps. 7,720,624 (Ps. 11,018,630 in 2022 and Ps. 11,447,164 in 2021) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)
In 2023, this amount includes Ps. 69,248 (Ps. 117,321 in 2022 and Ps. 121,728 in 2021) for network maintenance services performed by Grupo Carso subsidiaries; Ps. 0 in 2023 (Ps. 16,556 in 2022 and Ps. 50,730 in 2021) for software services provided by an associate; Ps. 3,460,518 in 2023 (Ps. 3,281,176 in 2022 and Ps. 3,814,995 in 2021) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers.

iii)
In 2023, this amount includes Ps. 885,427 of the cost related to the sales of towers by Compañía Dominicana de Teléfonos, S.A.; Ps. 880,542 of the cost related to the sales of towers by América Móvil Perú, S.A.C.; and Ps. 15,435 of the cost related to the sales of towers by Telmex.

iv)	In 2023, this amount includes Ps. 995,831 of the total revenue, provided by Telmex.
v)
In 2023, this amount includes Ps. 2,695,790 for sales of towers by Compañía Dominicana de Teléfonos, S.A.; Ps. 4,840,325 for sales of towers by América Móvil Perú, S.A.C.; and Ps. 1,010,500 for sales of towers by Telmex.